Derivative Instruments and Hedging Activities - Additional Information (Details) £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)
Derivative [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 257
Expected Maturity Amount of Foreign Currency Derivatives Year One	14,488
Expected Maturity Amount of Foreign Currency Derivatives	1,118
Derivative
Derivative [Line Items]
Restricted cash - current and - long-term	3,800			$ 19,500
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value, asset	54,500			88,000
Fair value, liability	$ 2,900			$ 34,400
Foreign currency forward contracts | United Kingdom, Pounds
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value | £		£ 6,500
Derivative, Average Forward Exchange Rate	0.7569	0.7569	0.7569
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 165
Expected Maturity Amount of Foreign Currency Derivatives Year One	7,913
Expected Maturity Amount of Foreign Currency Derivatives	$ 674
Foreign currency forward contracts | Canada, Dollars
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value			$ 9,700
Derivative, Average Forward Exchange Rate	1.3820	1.3820	1.3820
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 92
Expected Maturity Amount of Foreign Currency Derivatives Year One	6,575
Expected Maturity Amount of Foreign Currency Derivatives	$ 444
Foreign currency forward contracts | Euro Member Countries, Euro | Not Designated as Hedging Instrument, Economic Hedge
Derivative [Line Items]
Investment Owned, Foreign Currency Contract, Current Value			$ 60,148
Derivative, Average Forward Exchange Rate	0.8498	0.8498	0.8498
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (47)
Expected Maturity Amount of Foreign Currency Derivatives Year One	70,777
Expected Maturity Amount of Foreign Currency Derivatives	$ 0